Other Receivables	12 Months Ended
Dec. 31, 2012
Other Receivables
Other Receivables

(5)                                 Other Receivables

Other receivables, net are analyzed as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Advances to staff (i)	8,741	9,784
Advances to entrepreneurial agents (ii)	6,265	1,959
Rental deposits	5,610	5,893
Interest income receivables (iii)	33,549	51,315
Value-added tax recoverable (iv)	14,401	10,745
Dividend receivable from Datong(v)	10,000	—
Other	4,170	6,869
	82,736	86,565

(i)	This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.

(ii)

This represented advances to entrepreneurial agents who provide services to the Group. The advances are used by agents to build business. The advances were unsecured, interest-free and repayable on demand.

(iii)	This represented accrued interest income on bank deposits.

(iv)

As of December 31, 2012, the amount represented value-added tax to be refunded from tax bureau. The amount of value-added tax outstanding as of December 31, 2011 had been refunded during the year 2012.

(v)

As explained in note 4, the settlement date of the dividend receivable from Datong has been amended to December 31, 2014, and accordingly, such balance has been reclassified to other non-current assets as of December 31, 2012.